SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of segments abstract [Abstract]
Disclosure of operating segments [text block]

The following is an analysis of the Group’s revenue, results and additions and impairments to non-current assets by segment

2022
	Drybulk Carrier Business		Other	Total	Unallocated	Total	Adjustments	Total
	Handysize	Supramax/ Ultramax			Total
	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000

Vessel revenue	159,524	268,352	2,082	429,958	-	429,958	-	429,958
Ship sale revenue	-	-	29,981	29,981	-	29,981	-	29,981
Other	410	111	-	521	-	521	-	521
Total revenue	159,934	268,463	32,063	460,460	-	460,460	-	460,460

Voyage expenses	(30,683)	(60,420)	(1)	(91,104)	-	(91,104)	-	(91,104)
Vessel operating costs	(31,625)	(18,249)	2,973	(46,901)	-	(46,901)	-	(46,901)
Charter hire costs	(12,126)	(46,800)	-	(58,926)	-	(58,926)	-	(58,926)
Depreciation of ships, drydocking and plant and equipment– owned assets	(17,946)	(11,791)	(761)	(30,498)	-	(30,498)	-	(30,498)
Depreciation of ships and ship equipment – right-of-use assets	(14)	(35,662)	-	(35,676)	-	(35,676)	-	(35,676)
Cost of ship sale	-	-	(29,897)	(29,897)	-	(29,897)	-	(29,897)
Other	(1,024)	334	(6)	(696)	-	(696)	-	(696)
Costs of sales	(93,418)	(172,588)	(27,692)	(293,698)	-	(293,698)	-	(293,698)

Gross profit	66,516	95,875	4,371	166,762	-	166,762	-	166,762

Operating profit (loss)	54,904	76,546	2,200	133,650	(14,621)	119,029	5	119,034
Interest income	881	1,085	161	2,127	101	2,228	-	2,228
Interest expense	(7,847)	(8,075)	(1,211)	(17,133)	-	(17,133)	-	(17,133)
Share of losses of joint ventures	-	-	-	-	-	-	(5)	(5)
Income tax expense	(308)	(426)	(23)	(757)	-	(757)	-	(757)
Profit (loss) for the period	47,630	69,130	1,127	117,887	(14,520)	103,367	-	103,367

Reversal of impairment loss recognised on ships	(1,707)	-	-	(1,707)	-	(1,707)	-	(1,707)
Impairment loss on right-of-use asset	-	985	-	985	-	985	-	985
Capital expenditure	5,529	3,812	78	9,419	-	9,419	-	9,419

2021
	Drybulk Carrier Business		Others	Total	Unallocated	Total	Adjustments	Total
	Handysize	Supramax/Ultramax
	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000

Vessel revenue	157,707	292,179	5,372	455,258	-	455,258	-	455,258
Ship sale revenue	-	-	-	-	-	-	-	-
Other	503	78	-	581	-	581	-	581
Total revenue	158,210	292,257	5,372	455,839	-	455,839	-	455,839

Voyage expenses	(27,235)	(69,600)	(129)	(96,964)	-	(96,964)	-	(96,964)
Vessel operating costs	(31,043)	(15,811)	2,896	(43,958)	-	(43,958)	-	(43,958)
Charter hire costs	(11,755)	(63,626)	-	(75,381)	-	(75,381)	-	(75,381)
Depreciation of ships, drydocking and plant and equipment– owned assets	(13,724)	(10,474)	(1,668)	(25,866)	-	(25,866)	-	(25,866)
Depreciation of ships and ship equipment – right-of-use assets	(17)	(34,881)	-	(34,898)	-	(34,898)	-	(34,898)
Cost of ship sale	-	-	-	-	-	-	-	-
Other	(457)	(1,419)	1	(1,875)	-	(1,875)	-	(1,875)
Costs of sales	(84,231)	(195,811)	1,100	(278,942)	-	(278,942)	-	(278,942)

Gross profit	73,979	96,446	6,472	176,897	-	176,897	-	176,897

Operating profit (loss)	65,612	78,777	3,616	148,005	(3,379)	144,626	31	144,657
Interest income	7	11	163	181	20	201	-	201
Interest expense	(4,873)	(6,376)	(1,049)	(12,298)	-	(12,298)	-	(12,298)
Share of losses of joint ventures	-	-	-	-	-	-	(31)	(31)
Income tax benefit	3	11	104	118	-	118	-	118
Profit (loss) for the period	60,749	72,423	2,834	136,006	(3,359)	132,647	-	132,647

(Reversal of) impairment loss on owned ships	(3,557)	-	-	(3,557)	-	(3,557)	-	(3,557)
(Reversal of) impairment loss on right-of-use assets	-	(1,046)	-	(1,046)	-	(1,046)	-	(1,046)
Impairment loss on disposal group	-	-	-	2,551	-	2,551	-	2,551
Impairment of goodwill and intangibles	94	871	-	965	-	965	-	965
Capital expenditure	5,947	26,423	1,134	33,504	-	33,504	-	33,504

2020
	Drybulk Carrier Business		Others	Total	Unallocated	Total	Adjustments	Total
	Handysize	Supramax/Ultramax
	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000

Vessel revenue	74,641	124,352	5,463	204,456	-	204,456	(478)	203,978
Ship sale revenue	9,181	-	-	9,181	-	9,181	(4,003)	5,178
Other	697	320	217	1,234	-	1,234	292	1,526
Total revenue	84,519	124,672	5,680	214,871	-	214,871	(4,189)	210,682

Voyage expenses	(30,995)	(48,547)	(208)	(79,750)	-	(79,750)	(2,090)	(81,840)
Vessel operating costs	(28,417)	(13,640)	2,255	(39,802)	-	(39,802)	1,834	(37,968)
Charter hire costs	(8,827)	(25,542)	-	(34,369)	-	(34,369)	-	(34,369)
Depreciation of ships, drydocking and plant and equipment– owned assets	(12,235)	(9,087)	(1,889)	(23,211)	-	(23,211)	1,208	(22,003)
Depreciation of ships and ship equipment – right-of-use assets	(89)	(24,597)	-	(24,686)	-	(24,686)	12	(24,674)
Cost of ship sale	(9,351)	-	-	(9,351)	-	(9,351)	3,976	(5,375)
Other	(539)	129	(2)	(412)	-	(412)	14	(398)
Costs of sales	(90,453)	(121,284)	156	(211,581)	-	(211,581)	4,954	(206,627)

Gross profit	(5,934)	3,388	5,836	3,290	-	3,290	765	4,055

Operating profit (loss)	(16,346)	(3,181)	2,125	(17,402)	(2,109)	(19,511)	1,838	(17,673)
Interest income	90	96	222	408	-	408	59	467
Interest expense	(6,414)	(8,542)	(679)	(15,635)	(50)	(15,685)	579	(15,106)
Share of losses of joint ventures	-	-	-	-	-	-	(2,476)	(2,476)
Income tax expense/(expense)	(244)	(278)	333	(189)	-	(189)	-	(189)
Profit (loss) for the period	(22,914)	(11,905)	2,001	(32,818)	(2,159)	(34,977)	-	(34,977)

Impairment loss on owned ships	6,160	-	-	17,294	-	17,294	(1,012)	16,282
Impairment loss on disposal group	-	-	-	576	-	576	-	576
Acquisition of subsidiary (Note 39)	33,078	54,096	-	87,174	-	87,174	156,709	243,883
Capital expenditure	6,874	1,671	66	8,611	-	8,611	479	9,090